Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
Total cash, cash equivalents and restricted cash, including cash, cash equivalents and restricted cash held for sale are as follows:

	As at	As at	As at	As at
	September 30, 2020	December 31, 2019	September 30, 2019	December 31, 2018
	$	$	$	$
Cash and cash equivalents	120,872	88,824	76,705	54,917
Restricted cash – current	4,686	3,071	2,341	2,153
Restricted cash – long-term	3,437	3,437	3,437	3,437
Cash and cash equivalents held for sale	—	1,121	—	—
Restricted cash held for sale - current	—	337	—	—
	128,995	96,790	82,483	60,507

The Company maintains restricted cash deposits relating to certain FFAs (note 8) and leasing arrangements (note 7).

Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	For the nine months ended
	September 30, 2020	September 30, 2019
	$	$
Leased assets obtained in exchange for new operating lease liabilities	835	22,432